CURRENT AND DEFERRED INCOME TAXES - Current tax assets and Current tax liabilities (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CURRENT AND DEFERRED INCOME TAXES
Applicable tax rate	27.00%	25.50%	24.00%	22.50%	21.00%
Tax credits	$ 2,532,056
Total	2,532,056
Income tax expense	9,338,612	$ 3,184,965
Total	$ 9,338,612	$ 3,184,965